Leases (Tables)	12 Months Ended
Jun. 30, 2021
Disclosure of leases [Abstract]
Disclosure of quantitative information about right-of-use assets
The movement in the right-of-use assets is as follows:

	SA Rand
Figures in million	2021	2020
Balance at beginning of year	151	—
Impact of adopting IFRS 16 at 1 July 2019	—	81
Acquisition of Mponeng operations and related assets[1]	11	—
Additions	174	106
Modifications	35	—
Depreciation	(80)	(45)
Terminations	(1)	(8)
Translation	(28)	17
Balance at end of year	262	151

Disclosure of quantitative information about leases for lessee
The movement in the lease liabilities is as follows:

	SA Rand
Figures in million	2021	2020
Balance at beginning of year	141	—
Impact of adopting IFRS 16 at 1 July 2019	—	81
Acquisition of Mponeng operations and related assets[1]	40	—
Additions	135	93
Modifications	35	—
Interest expense on lease liabilities	13	8
Lease payments made	(80)	(46)
Terminations	(1)	(8)
Translation	(22)	13
Balance at end of year	261	141
Current portion of lease liabilities	107	60
Non-current portion of lease liabilities	154	81
1Refer to note 14 for further information on the acquisition.
Disclosure Of Maturity Analysis of Capitalised Leases
The maturity of the group's undiscounted lease payments is as follows:

	SA Rand
Figures in million	2021	2020
Less than and including one year	112	67
Between one and five years	225	86
Five years and more	—	—
Total	337	153

Disclosure of qualitative information about leases for lessee Income Statement
The amounts included in the income statement relating to leases:

	SA Rand
Figures in million	2021	2020
Depreciation of right-of-use assets[1]	80	45
Interest expense on lease liabilities[2]	13	8
Short-term leases expensed[3,4]	187	96
Leases of low value assets expensed[3]	15	19
Variable lease payments expensed[3,5]	883	690
[1]Included in depreciation and amortisation.
[2]Included in finance costs.
[3]Included in production costs and corporate, administration and other expenditure.
[4]The amount includes leases that expire within 12 months of adoption as management elected the short-term expedient.
[5]These payments relate mostly to mining and drilling contracts. Variable lease payments made comprise 76% of the total lease payments made during the period. The majority of the variable lease payments made relate to the contracting of specialists for mining operations at Harmony's open-pit mines and are determined on a per tonne or square metre basis.

Disclosure of lease payments
The total cash outflows for leases are:

	SA Rand
Figures in million	2021	2020
Lease payments made for lease liabilities	80	46
Short-term lease payments	187	96
Lease payments of low value assets leased	15	19
Variable lease payments	883	690
Total cash outflows for leases	1 165	850